Note 3 - Accounts and notes receivable, net: Summary of accounts and notes receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Accounts receivable	$ 3,699,045	$ 2,605,556
Notes receivable	331,955	322,908
Allowance for credit losses	(548,827)	(534,562)	$ (472,293)	$ (303,311)
Total accounts and notes receivable, net	$ 3,482,173	$ 2,393,902